Note 8 - Mine Holding Costs (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Mine holding costs, segment disclosure [text block]
	Year Ended December 31,
	2020	2019
Del Toro	$7,999	$—
La Parrilla	5,563	5,010
San Martin	5,265	—
La Guitarra	2,757	2,569
	$21,583	$7,579